UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess, President
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

PIA BBB Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN GILSONITE COMPANY                                                                  Agenda Number:  934494888
--------------------------------------------------------------------------------------------------------------------------
        Security:  02636PAA0
    Meeting Type:  Consent
    Meeting Date:  21-Nov-2016
          Ticker:
            ISIN:  US02636PAA03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE PLAN TO ACCEPT THE PLAN VOTE "FOR" TO                 Mgmt          For                              For
       REJECT THE PLAN VOTE "AGAINST"

2.     THE UNDERSIGNED HAS VOTED TO REJECT THE                   Mgmt          For                              For
       PLAN IN ITEM 2 AND ELECTS NOT TO GRANT THE
       RELEASES CONTAINED IN SECTION 10.6(B) OF
       THE PLAN VOTE "FOR" TO OPT OUT VOTE
       "ABSTAIN" IF YOU DO NOT WANT TO OPT OUT




--------------------------------------------------------------------------------------------------------------------------
 INVESCO SHORT-TERM INVESTMENTS TRUST                                                        Agenda Number:  934522118
--------------------------------------------------------------------------------------------------------------------------
        Security:  825252885
    Meeting Type:  Special
    Meeting Date:  06-Jun-2017
          Ticker:  AGPXX
            ISIN:  US8252528851
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID C. ARCH                                             Mgmt          No vote
       JAMES T. BUNCH                                            Mgmt          No vote
       BRUCE L. CROCKETT                                         Mgmt          No vote
       JACK M. FIELDS                                            Mgmt          No vote
       MARTIN L. FLANAGAN                                        Mgmt          No vote
       CYNTHIA HOSTETLER                                         Mgmt          No vote
       DR. ELI JONES                                             Mgmt          No vote
       DR. PREMA MATHAI-DAVIS                                    Mgmt          No vote
       TERESA M. RESSEL                                          Mgmt          No vote
       DR. LARRY SOLL                                            Mgmt          No vote
       ANN BARNETT STERN                                         Mgmt          No vote
       RAYMOND STICKEL, JR.                                      Mgmt          No vote
       PHILIP A. TAYLOR                                          Mgmt          No vote
       ROBERT C. TROCCOLI                                        Mgmt          No vote
       CHRISTOPHER L. WILSON                                     Mgmt          No vote

2.     TO APPROVE AN AMENDMENT TO EACH TRUST'S                   Mgmt          No vote
       AGREEMENT AND DECLARATION OF TRUST THAT
       WOULD PERMIT FUND MERGERS AND OTHER
       SIGNIFICANT TRANSACTIONS UPON THE BOARD'S
       APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL
       OF SUCH TRANSACTIONS.

3.     TO APPROVE CHANGING THE FUNDAMENTAL                       Mgmt          No vote
       INVESTMENT RESTRICTION REGARDING THE
       PURCHASE OR SALE OF PHYSICAL COMMODITIES.

4A.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          No vote
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO POWERSHARES CAPITAL MANAGEMENT
       LLC.

4B.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          No vote
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO ASSET MANAGEMENT (INDIA)
       PRIVATE LIMITED.



PIA MBS Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA Short-Term Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA High Yield (MACS) Fund
---------------------------------------------------------------------------------------------------------------------------
 The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA Short Duration Bond Fund
----------------------------------------------------------------------------------------------------------------------------
 The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 07/26/2017